ALL OTHER ASSETS - Equity Method Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity Information [Line Items]
Equity method investment balance	$ 7,633	$ 7,167
Equity method income (loss)	373	188	$ 39
Operating segments | Aerospace
Entity Information [Line Items]
Equity method investment balance	1,931	2,000
Equity method income (loss)	149	58	(41)
Operating segments | Renewable Energy
Entity Information [Line Items]
Equity method investment balance	752	739
Equity method income (loss)	32	39	13
Operating segments | Power
Entity Information [Line Items]
Equity method investment balance	960	977
Equity method income (loss)	89	23	43
Corporate
Entity Information [Line Items]
Equity method investment balance	3,991	3,451
Equity method income (loss)	103	68	$ 23
Corporate | Energy Financial Services
Entity Information [Line Items]
Equity method investment balance	1,975	1,943
Corporate | Insurance
Entity Information [Line Items]
Equity method investment balance	$ 1,980	$ 1,480